The Company and its Significant Accounting Policies - Schedule of Significant Unobservable Inputs Used in Fair Value Measurement of Convertible Preferred Stock Warrant (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities	$ 0	$ 0	$ 684	$ 296
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities			$ 684
Valuation technique	Monte Carlo Simulation
Significant unobservable input	Value of underlying Series A-1 preferred stock, volatility, and expected term.